Guarantee commitments to third parties and contingent liabilities (Details) € in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021 EUR (€)	Dec. 31, 2021 USD ($) case employee	Dec. 31, 2016 item	Dec. 31, 2020 USD ($)
Guarantee commitments to third parties and other contingent assets and liabilities
Bank guarantees commitments to third parties		$ 11,948		$ 19,969
Statutory maximum penalty per day per violation, from April, 2013 to December 2021
Guarantee commitments to third parties and other contingent assets and liabilities
Statutory maximum penalty per day per violation of standard provisions		93,750
Statutory maximum penalty per day per violation, after December 2021
Guarantee commitments to third parties and other contingent assets and liabilities
Statutory maximum penalty per day per violation of standard provisions		$ 109,024
Stamp Tax Litigation
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency tax reassessment | €	€ 1,400
Loss contingency tax penalty | €	€ 600
Stamp Tax Litigation | Minimum
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency period	2 years
Stamp Tax Litigation | Maximum
Guarantee commitments to third parties and other contingent assets and liabilities
Loss contingency period	4 years
Asbestos-related claims
Guarantee commitments to third parties and other contingent assets and liabilities
Number of employees | employee		100
Number of case closed | case		3
Number of grave cases | case		3
Bond to guarantee civil financial responsibility		$ 1,143		$ 1,080
Other environment related contingent liability
Guarantee commitments to third parties and other contingent assets and liabilities
Number of notices of violations | item			2